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                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

                  Columbia Marsico Growth Fund, Variable Series
             Columbia Marsico Focused Equities Fund, Variable Series
                  Columbia Mid Cap Growth Fund, Variable Series
               Columbia Marsico 21st Century Fund, Variable Series
       Columbia Marsico International Opportunities Fund, Variable Series
                    Columbia High Yield Fund, Variable Series

                                  (THE "FUNDS")

                       SUPPLEMENT DATED DECEMBER 22, 2006
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 2, 2006

     Effective immediately, the Statement of Additional Information for all share classes of the Funds is hereby supplemented by replacing the section entitled "Compensation" under the heading "Portfolio Managers" with the following:

     COMPENSATION

     As of the Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER     PERFORMANCE BENCHMARK                 PEER GROUP                                    CALLAN UNIVERSE
-----------------     ---------------------                 ----------                                    ---------------
Thomas F. Marsico     S&P 500 Index                         Lipper Large-Cap Core Funds VIT Category      N/A

Corydon J. Gilchrist  Russell 3000 Index                    Lipper Multi-Cap Growth Funds VIT Category    N/A

James G. Gendelman    MSCI EAFE Index                       Lipper International Core Funds VIT Category  N/A

J. Matthew Philo      Credit Suisse High Yield Index        Lipper High Current Yield Funds Category      N/A

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
Wayne M. Collette     Russell 2000 Index, Russell 2000      Morningstar Mid Growth Category, Morningstar  Callan Mid Cap Growth
                      Growth Index, Russell Mid Cap Index,  Small Growth Category                         Universe,
                      Russell Mid Cap Growth Index,                                                       Callan Small/Mid Cap
                      Russell 2500 Index, Russell 2500                                                    Growth Universe,
                      Growth Index                                                                        Callan Small Cap
                                                                                                          Growth Universe

George J. Myers       Russell 2000 Index, Russell 2000      Morningstar Mid Growth Category, Morningstar  Callan Mid Cap Growth
                      Growth Index, Russell Mid Cap Index,  Small Growth Category                         Universe,
                      Russell Mid Cap Growth Index,                                                       Callan Small/Mid Cap
                      Russell 2500 Index, Russell 2500                                                    Growth Universe,
                      Growth Index                                                                        Callan Small Cap
                                                                                                          Growth Universe